OPERATIONAL CONTEXT (Tables)	12 Months Ended
Dec. 31, 2022
OPERATIONAL CONTEXT
Schedule of payment of share capital in Eletronuclear

Payment of share capital in Eletronuclear
Completion of AFAC	3,665,521
Capitalization of dividends receivable	2,512,286
Contribution of cash and cash equivalents	54,523
Equity security investments	6,232,330

Schedule of shareholding in Eletronuclear

	ELETRONUCLEAR
	ORDINARY		PREFERENTIALS		TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	QUANTITY	%	QUANTITY	%
Eletrobras	79,488,850	35.90	221,396,243	99.99	300,885,093	67.95
ENBPar	141,916,224	64.10	—	0.00	141,916,224	32.04
Others	7,137	0.00	15,969	0.01	23,106	0.01
Total	221,412,211	100.00	221,412,212	100.00	442,824,423	100.00

Schedule of impact of shareholding transfer in Itaipu Binacional

Consideration for the transfer	1,082,275
Write-off of equity interest	(185,617)
Gain on transfer	896,658

Schedule of impact on share capital from public offering of shares

Subscription of shares	30,756,468
Expenses with shares issued	(108,186)
Impact on share capital	30,648,282

Schedule of increase in intangible assets through execution of new electricity generation concession contracts

Grant bonus (a)	26,622,905
Obligations with CDE (b)	33,735,216
Obligations for the revitalisation of river basins (c)	6,693,921
Indemnities of the Tucuruí and Curuá-Una HPPs (d)	5,062,717
Reimbursement of fuel acquisition – Law No. 12,111/2009 (e)	2,906,500
Intangible Assets	75,021,259

Schedule of amount related to the right to operate electricity generation plants, recorded in intangible assets

Hydroelectric Power Plants
(HPP)	Intangible asset

Xingo	11,267,333
Complexo Paulo Afonso	10,590,724
UHE Luiz Gonzaga (Itaparica)	4,693,535
Boa Esperança	876,032
Sobradinho	874,546
Funil - BA	28,489
Pedra	7,124
Chesf added value	28,337,783

Tucuruí	25,542,126
Coaracy Nunes	582,030
UHE Curuá-Una	160,582
Eletronorte added value	26,284,738

Marimbondo	4,416,843
Furnas	4,025,234
Estreito (Luís Carlos B. de Carvalho)	3,177,816
Itumbiara	2,958,106
Mascarenhas de Moraes (Peixoto)	2,476,008
Corumbá I HPP	1,431,622
UHE Porto Colômbia	1,322,485
Funil - RJ	590,624
Furnas added value	20,398,738

Total added value	75,021,259

Schedule of effects of new concession contracts on the Company's results by venture exploration regime

Hydroelectric Power Plants	Net book value	Net Tax Indemnity	Result
Non-quota plants
UHE Curuá-Una	630	17,741	17,111
Tucuruí	2,990,633	4,576,672	1,586,039
Eletronorte Impact	2,991,263	4,594,413	1,603,150

Quotaholder plants
Boa Esperança	98,219	—	(98,219)
UHE Apolônio Sales (Moxotó)	38,250	—	(38,250)
Paulo Afonso I	92,612	—	(92,612)
Paulo Afonso II	107,093	—	(107,093)
Paulo Afonso III	66,259	—	(66,259)
Paulo Afonso IV	20,832	—	(20,832)
UHE Luiz Gonzaga (Itaparica)	15,150	—	(15,150)
Xingo	28,174	—	(28,174)
Funil - BA	12,626	—	(12,626)
Pedra	8,067	—	(8,067)
Non-quota plants
Sobradinho	131,948	—	(131,948)
Chesf Impact	619,230	—	(619,230)

Quotaholder plants
Corumbá I HPP	(4,497)	—	4,497
Estreito	479,561	—	(479,561)
Funil - RJ	8,110	—	(8,110)
Furnas	566,098	—	(566,098)
Marimbondo	15,844	—	(15,844)
UHE Porto Colômbia	1,912	—	(1,912)
Non-quota plants
Itumbiara	62,492	—	(62,492)
Mascarenhas de Moraes HPP	209,462	—	(209,462)
Furnas Impact	1,338,982	—	(1,338,982)

Net impact	4,949,475	4,594,413	(355,062)